Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Apr. 30, 2024	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 7.17
Option Expiry Date May 9, 2026
Disclosure of classes of share capital [line items]
Exercise price | (per share)	6.89	[1]	$ 7.72
Option 7 and 8
Disclosure of classes of share capital [line items]
Exercise price			4.1
Option Expiry Date January 19, 2034
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 2.03	[2]	1.48
Option 10 to 23
Disclosure of classes of share capital [line items]
Exercise price			$ 1.47

[1]	Exercise price of U.S.$7.72. The figure in the table above is translated at the April 30, 2024 rate.
[2]	Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2024 rate.